PREPAYMENT AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
PREPAYMENT AND OTHER CURRENT ASSETS
PREPAYMENT AND OTHER CURRENT ASSETS

6. PREPAYMENT AND OTHER CURRENT ASSETS

Prepayment and other current assets, as of December 31, 2018 and 2019 were as follows:

	As of December 31,
	2018	2019
Value added tax recoverable	70,908	112,362
Rebate receivable from suppliers	58,827	57,749
Deposits (Note)	11,602	8,831
Advance to suppliers	3,315	14,807
Prepaid IT & Insurance expense	5,034	7,249
Interest receivable	2,124	612
Others	9,337	6,994
Total	161,147	208,604

Note: Deposits consist of amounts paid to certain vendors for advertising and rentals utilized within one year.